Organization and Principal Activities	12 Months Ended
Dec. 31, 2017
Organization And Principal Activities [Abstract]
Organization and Principal Activities

1. Organization and Principal Activities

Seven Stars Cloud Group, Inc. (the “Company”), formerly known as Wecast Network, Inc., is a Nevada corporation that primarily operates in China (“PRC”) through its subsidiaries and consolidated variable interest entities (“VIEs”). The Company, its subsidiaries and consolidated VIEs are collectively referred to as Seven Stars Cloud (“SSC”, “we”, “us”, or “the Company”).

SSC is aiming to become a digital financial services company with seven products engines which are financial technologies based. Through acquisitions made in 2017 and establishment of joint ventures, engine seven “Supply Chain Finance and Management for Vertical Products” is in operation. SSC is also leveraging its legacy operations as a premium content Video On Demand (“VOD”) service provider in China.

On January 30, 2017, the Company entered into a Securities Purchase Agreement (the “Sun Video SPA”) with BT Capital Global Limited, a British Virgin Islands company (“BT”) and affiliate of the Company’s Chairman Bruno Wu, for the purchase by the Company of all of the outstanding capital stock of Sun Video Group Hong Kong Limited (“Wecast Services”). On January 31, 2017, the Company entered into another Securities Purchase Agreement (the “Wide Angle SPA”) with BT and Sun Seven Stars Media Group Limited, one of the Company’s largest shareholders, controlled by Mr. Wu, as guarantor, for the purchase by us of 55% of the outstanding capital stock of Wide Angle Group Limited (“Wide Angle”). Details of these two acquisitions are in Note 5. After acquiring these two entities, other than Company’s legacy You On Demand (“YOD”) business, the Company became engaged in consumer electronics e-commerce and smart supply chain management operations.

In 2017, the Company entered into another Securities Purchase Agreement (the “BT SPA”) with BT, pursuant to which the issued and outstanding stock that SSC holds in one loss-generating non-core assets was sold to BT for zero. The detail of this transaction has been disclosed in Note 12.